MORGAN STANLEY MORTGAGE SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

February 29, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Mortgage Securities Trust

File Nos. 33-10363; 811-4917

Ladies and Gentlemen:

On behalf of Morgan Stanley Mortgage Securities Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2012, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 27, 2012, accession number  0001104659-12-013259.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212-404-4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.

Enclosures
cc: Stefanie V. Chang Yu, Esq.